Financial Risk Factors and Risk Management - Details on Hedging Instruments in Interest Rate Hedges (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Interest Rate Swaps for EUR | 2027
FINANCIAL RISK FACTORS
Notional amount	€ 1,000
Average variable interest rate	1.469%
Interest Rate Swaps for EUR | 2028
FINANCIAL RISK FACTORS
Notional amount	€ 1,000
Average variable interest rate	0.893%
Interest Rate Swaps for EUR | 2029
FINANCIAL RISK FACTORS
Notional amount	€ 800
Average variable interest rate	0.233%
Interest Rate Swaps for EUR | 2030
FINANCIAL RISK FACTORS
Notional amount	€ 500
Average variable interest rate	0.868%
Interest Rate Swaps for EUR | 2031
FINANCIAL RISK FACTORS
Notional amount	€ 1,250
Average variable interest rate	1.031%
Interest Rate Swaps for USD | 2022
FINANCIAL RISK FACTORS
Notional amount	€ 196
Average variable interest rate	1.011%
Interest Rate Swaps for USD | 2024
FINANCIAL RISK FACTORS
Notional amount	€ 88
Average variable interest rate	0.89%